Inventory (Details) - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Inventories [Abstract]
Raw material	$ 850,416	$ 140,419
Finished goods	347,391	39,575
Inventory	1,197,807	179,994
Cost of inventories recognised as expense	8,550,000	820,000
Write-down of finished goods	2,316,936	4,360
Write-down of raw materials	$ 552,429	$ 53,764